Government Grants - Summary of Changes in Government Grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in government grants
Beginning balance	₩ (511,210)	₩ (506,176)
Receipt	(37,920)	(41,209)
Acquisitions	5,001	8,783
Offset the items of depreciation expense and others	34,482	36,213
Disposals	2,343	2,534
Others	(5,443)	(11,355)
Ending balance	(512,747)	(511,210)
Cash
Changes in government grants
Beginning balance	0	0
Receipt	(37,920)	(41,209)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	37,920	41,209
Ending balance	0	0
Land
Changes in government grants
Beginning balance	(23,475)	(21,817)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	1	2
Others	0	(1,660)
Ending balance	(23,474)	(23,475)
Buildings
Changes in government grants
Beginning balance	(57,231)	(61,920)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	5,174	5,206
Disposals	0	0
Others	(65)	(517)
Ending balance	(52,122)	(57,231)
Structures
Changes in government grants
Beginning balance	(180,009)	(186,554)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	9,517	9,526
Disposals	1,811	2,032
Others	(3,340)	(5,013)
Ending balance	(172,021)	(180,009)
Machinery
Changes in government grants
Beginning balance	(157,785)	(158,907)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	17,519	17,468
Disposals	531	496
Others	(347)	(16,842)
Ending balance	(140,082)	(157,785)
Vehicles
Changes in government grants
Beginning balance	(632)	(2,275)
Receipt	0	0
Acquisitions	(26)	0
Offset the items of depreciation expense and others	460	2,064
Disposals	0	4
Others	(1,477)	(425)
Ending balance	(1,675)	(632)
Equipment
Changes in government grants
Beginning balance	(227)	(241)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	95	149
Disposals	0	0
Others	(17)	(135)
Ending balance	(149)	(227)
Construction in progress
Changes in government grants
Beginning balance	(79,126)	(61,211)
Receipt	0	0
Acquisitions	5,027	8,783
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(37,723)	(26,698)
Ending balance	(111,822)	(79,126)
Investment properties
Changes in government grants
Beginning balance	(29)	(13)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	(2)	(17)
Ending balance	(30)	(29)
Software
Changes in government grants
Beginning balance	(136)	(235)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	64	99
Disposals	0	0
Others	(19)	0
Ending balance	(91)	(136)
Development expenditures
Changes in government grants
Beginning balance	(5,043)	(1,492)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1,439	1,453
Disposals	0	0
Others	(216)	(5,004)
Ending balance	(3,820)	(5,043)
Intangible assets under development
Changes in government grants
Beginning balance	(7,203)	(11,029)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(123)	3,826
Ending balance	(7,326)	(7,203)
Others
Changes in government grants
Beginning balance	(75)	(79)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	4	4
Disposals	0	0
Others	0	0
Ending balance	(71)	(75)
Tools
Changes in government grants
Beginning balance	(239)	(403)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	209	243
Disposals	0	0
Others	(34)	(79)
Ending balance	₩ (64)	₩ (239)